Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases not yet commenced
Interest expense on lease liabilities	$ 61	$ 33	$ 24
Cash outflow for leases	377	301	268
Property, plant and equipment	10,252	9,402	8,507
Cash proceeds from disposal of property, plant and equipment	55	132	282
Lease liabilities	1,452	1,128	953
Right-of-use assets	1,395	1,100	942
UNITED STATES
Disclosure of quantitative information about leases not yet commenced
Property, plant and equipment	2,856	2,371	2,176
Leases committed to and not yet commenced
Disclosure of quantitative information about leases not yet commenced
Nominal value of estimated future lease payments	1,515
Property leases not yet commenced | UNITED STATES
Disclosure of quantitative information about leases not yet commenced
Nominal value of estimated future lease payments	$ 1,348
Lease term	15 years
Land and buildings
Disclosure of quantitative information about leases not yet commenced
Property, plant and equipment	$ 3,724	3,704	2,951
Right-of-use assets	$ 942	$ 803	771
Waltham site
Disclosure of quantitative information about leases not yet commenced
Property, plant and equipment				$ 124
Cash proceeds from disposal of property, plant and equipment			265
Lease liabilities			28
Right-of-use assets			13
Waltham site | Other operating income and expense
Disclosure of quantitative information about leases not yet commenced
Gains on disposals of property, plant and equipment			$ 125